Derivative instruments - Secured Borrowings (Details) - USD ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023
Transfer of Certain Financial Assets Accounted for as Secured Borrowings [Line Items]
Repurchase agreements:	$ 239,957	$ 162,661
Securities lending:	4,046	2,513
Total secured borrowings	244,003	165,174
Overnight and continuous
Transfer of Certain Financial Assets Accounted for as Secured Borrowings [Line Items]
Repurchase agreements:	232,395	155,356
Securities lending:	4,046	2,513
Total secured borrowings	236,441	157,869
Up to 30 days
Transfer of Certain Financial Assets Accounted for as Secured Borrowings [Line Items]
Repurchase agreements:	1,299	315
Securities lending:	0	0
Total secured borrowings	1,299	315
30-90 days
Transfer of Certain Financial Assets Accounted for as Secured Borrowings [Line Items]
Repurchase agreements:	3,742	5,375
Securities lending:	0	0
Total secured borrowings	3,742	5,375
Over 90 days
Transfer of Certain Financial Assets Accounted for as Secured Borrowings [Line Items]
Repurchase agreements:	2,521	1,615
Securities lending:	0	0
Total secured borrowings	2,521	1,615
U.S. Treasury
Transfer of Certain Financial Assets Accounted for as Secured Borrowings [Line Items]
Repurchase agreements:	188,904	130,238
U.S. Treasury | Overnight and continuous
Transfer of Certain Financial Assets Accounted for as Secured Borrowings [Line Items]
Repurchase agreements:	187,227	128,304
U.S. Treasury | Up to 30 days
Transfer of Certain Financial Assets Accounted for as Secured Borrowings [Line Items]
Repurchase agreements:	196	15
U.S. Treasury | 30-90 days
Transfer of Certain Financial Assets Accounted for as Secured Borrowings [Line Items]
Repurchase agreements:	739	1,409
U.S. Treasury | Over 90 days
Transfer of Certain Financial Assets Accounted for as Secured Borrowings [Line Items]
Repurchase agreements:	742	510
Agency residential mortgage-backed securities (“RMBS”)
Transfer of Certain Financial Assets Accounted for as Secured Borrowings [Line Items]
Repurchase agreements:	45,428	26,831
Securities lending:	98	111
Agency residential mortgage-backed securities (“RMBS”) | Overnight and continuous
Transfer of Certain Financial Assets Accounted for as Secured Borrowings [Line Items]
Repurchase agreements:	44,774	25,815
Securities lending:	98	111
Agency residential mortgage-backed securities (“RMBS”) | Up to 30 days
Transfer of Certain Financial Assets Accounted for as Secured Borrowings [Line Items]
Repurchase agreements:	71	0
Securities lending:	0	0
Agency residential mortgage-backed securities (“RMBS”) | 30-90 days
Transfer of Certain Financial Assets Accounted for as Secured Borrowings [Line Items]
Repurchase agreements:	288	896
Securities lending:	0	0
Agency residential mortgage-backed securities (“RMBS”) | Over 90 days
Transfer of Certain Financial Assets Accounted for as Secured Borrowings [Line Items]
Repurchase agreements:	295	120
Securities lending:	0	0
Corporate bonds
Transfer of Certain Financial Assets Accounted for as Secured Borrowings [Line Items]
Repurchase agreements:	2,247	2,080
Corporate bonds | Overnight and continuous
Transfer of Certain Financial Assets Accounted for as Secured Borrowings [Line Items]
Repurchase agreements:	84	103
Corporate bonds | Up to 30 days
Transfer of Certain Financial Assets Accounted for as Secured Borrowings [Line Items]
Repurchase agreements:	81	72
Corporate bonds | 30-90 days
Transfer of Certain Financial Assets Accounted for as Secured Borrowings [Line Items]
Repurchase agreements:	1,341	1,315
Corporate bonds | Over 90 days
Transfer of Certain Financial Assets Accounted for as Secured Borrowings [Line Items]
Repurchase agreements:	741	590
Sovereign debt/sovereign guaranteed
Transfer of Certain Financial Assets Accounted for as Secured Borrowings [Line Items]
Repurchase agreements:	795	1,049
Sovereign debt/sovereign guaranteed | Overnight and continuous
Transfer of Certain Financial Assets Accounted for as Secured Borrowings [Line Items]
Repurchase agreements:	123	1,049
Sovereign debt/sovereign guaranteed | Up to 30 days
Transfer of Certain Financial Assets Accounted for as Secured Borrowings [Line Items]
Repurchase agreements:	655	0
Sovereign debt/sovereign guaranteed | 30-90 days
Transfer of Certain Financial Assets Accounted for as Secured Borrowings [Line Items]
Repurchase agreements:	17	0
Sovereign debt/sovereign guaranteed | Over 90 days
Transfer of Certain Financial Assets Accounted for as Secured Borrowings [Line Items]
Repurchase agreements:	0	0
State and political subdivisions
Transfer of Certain Financial Assets Accounted for as Secured Borrowings [Line Items]
Repurchase agreements:	767	781
State and political subdivisions | Overnight and continuous
Transfer of Certain Financial Assets Accounted for as Secured Borrowings [Line Items]
Repurchase agreements:	37	37
State and political subdivisions | Up to 30 days
Transfer of Certain Financial Assets Accounted for as Secured Borrowings [Line Items]
Repurchase agreements:	14	38
State and political subdivisions | 30-90 days
Transfer of Certain Financial Assets Accounted for as Secured Borrowings [Line Items]
Repurchase agreements:	414	449
State and political subdivisions | Over 90 days
Transfer of Certain Financial Assets Accounted for as Secured Borrowings [Line Items]
Repurchase agreements:	302	257
Other debt securities
Transfer of Certain Financial Assets Accounted for as Secured Borrowings [Line Items]
Repurchase agreements:	596	281
Securities lending:	253	25
Other debt securities | Overnight and continuous
Transfer of Certain Financial Assets Accounted for as Secured Borrowings [Line Items]
Repurchase agreements:	19	4
Securities lending:	253	25
Other debt securities | Up to 30 days
Transfer of Certain Financial Assets Accounted for as Secured Borrowings [Line Items]
Repurchase agreements:	278	180
Securities lending:	0	0
Other debt securities | 30-90 days
Transfer of Certain Financial Assets Accounted for as Secured Borrowings [Line Items]
Repurchase agreements:	287	73
Securities lending:	0	0
Other debt securities | Over 90 days
Transfer of Certain Financial Assets Accounted for as Secured Borrowings [Line Items]
Repurchase agreements:	12	24
Securities lending:	0	0
U.S. government agencies
Transfer of Certain Financial Assets Accounted for as Secured Borrowings [Line Items]
Repurchase agreements:	310	137
U.S. government agencies | Overnight and continuous
Transfer of Certain Financial Assets Accounted for as Secured Borrowings [Line Items]
Repurchase agreements:	131	44
U.S. government agencies | Up to 30 days
Transfer of Certain Financial Assets Accounted for as Secured Borrowings [Line Items]
Repurchase agreements:	0	0
U.S. government agencies | 30-90 days
Transfer of Certain Financial Assets Accounted for as Secured Borrowings [Line Items]
Repurchase agreements:	64	61
U.S. government agencies | Over 90 days
Transfer of Certain Financial Assets Accounted for as Secured Borrowings [Line Items]
Repurchase agreements:	115	32
Equity securities
Transfer of Certain Financial Assets Accounted for as Secured Borrowings [Line Items]
Repurchase agreements:	910	1,264
Securities lending:	3,695	2,377
Equity securities | Overnight and continuous
Transfer of Certain Financial Assets Accounted for as Secured Borrowings [Line Items]
Repurchase agreements:	0	0
Securities lending:	3,695	2,377
Equity securities | Up to 30 days
Transfer of Certain Financial Assets Accounted for as Secured Borrowings [Line Items]
Repurchase agreements:	4	10
Securities lending:	0	0
Equity securities | 30-90 days
Transfer of Certain Financial Assets Accounted for as Secured Borrowings [Line Items]
Repurchase agreements:	592	1,172
Securities lending:	0	0
Equity securities | Over 90 days
Transfer of Certain Financial Assets Accounted for as Secured Borrowings [Line Items]
Repurchase agreements:	314	82
Securities lending:	$ 0	$ 0